Offsetting of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2024
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [abstract]
Offsetting of Financial Assets and Liabilities

NOTE 47. OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES
Financial assets and liabilities are offset, and the net amount is reported in the statement of financial position where the Group currently has a legally enforceable right to offset the recognized amounts, and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.
The disclosures in the following tables include financial assets and liabilities that:
•are offset in the Group’s consolidated statement of financial position; or
•are subject to a netting agreement or similar agreement that covers similar financial instruments, regardless of whether they are offset in the consolidated statement of financial position.
Financial instruments such as loans and deposits are not disclosed in the following tables since they are not offset in the consolidated statement of financial position.
The financial instruments subject to offsetting, master netting agreements and similar agreements as of December 31, 2024 and 2023 are as follows:

	Offsetting effects on Statement of Financial Position			Related amounts not offset
12.31.24	Gross Amount	Offset Amount	Net amounts in Statement Financial Position	Subject to netting agreements	Total Net Amount
Financial Assets
Derivate Instruments	6,111,806	—	6,111,806	(4,398,098)	1,713,708
Transfers from customers of other banks(*)	86,582,175	(8,196,102)	78,386,073	(32,850,343)	45,535,730
Consumption of foreign cards(*)	54,154,618	—	54,154,618	(18,198,266)	35,956,352
Total	146,848,599	(8,196,102)	138,652,497	(55,446,707)	83,205,790
Financial Liabilities
Derivate Instruments	5,147,906	—	5,147,906	(4,398,098)	749,808
Transfers from customers of other banks(**)	43,698,582	(8,196,102)	35,502,480	(32,850,343)	2,652,137
Consumption of foreign cards(**)	18,198,266	—	18,198,266	(18,198,266)	—
Total	67,044,754	(8,196,102)	58,848,652	(55,446,707)	3,401,945
(*) Included within Loans and Other Financing.
(**) Included within Other Non-financial Liabilities.

	Offsetting effects on Statement of Financial Position			Related amounts not offset
12.31.23	Gross Amount	Offset Amount	Net amounts in Statement Financial Position	Subject to netting agreements	Total Net Amount
Financial Assets
Derivate Instruments	19,115,163	—	19,115,163	(13,668,584)	5,446,579
Transfers from customers of other banks(*)	49,064,798	—	49,064,798	(28,862,043)	20,202,755
Consumption of foreign cards(*)	29,505,709	—	29,505,709	(4,738,710)	24,766,999
Total	97,685,670	—	97,685,670	(47,269,337)	50,416,333
Financial Liabilities
Derivate Instruments	15,290,720	—	15,290,720	(13,668,586)	1,622,134
Transfers from customers of other banks(**)	28,862,043	—	28,862,043	(28,862,043)	—
Consumption of foreign cards(**)	4,738,710	—	4,738,710	(4,738,710)	—
Total	48,891,473	—	48,891,473	(47,269,339)	1,622,134
(*) Included within Loans and Other Financing.
(**) Included within Other Non-financial Liabilities.